SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	28,219	39,610
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	10,704	14,991
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	17,515	24,619